Note 35 - Comparative Consolidated Financial Statements	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of information about consolidated structured entities [text block]
35.	COMPARATIVE CONSOLIDATED FINANCIAL STATEMENTS

Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current year’s consolidated financial statements.